UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS - Accounts Payable, Accrued and Other Liabilities (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Balance Sheet Disclosure [Abstract]
Accounts payable	$ 398,793	$ 1,136,954	$ 660,111
Accrued expenses	2,505,713	3,068,714	5,773,214
Accrued distributions	649,812	706,106	962,615
Accrued interest payable	580,882	629,628	1,690,168
Unearned rent	1,684,491	2,033,065	1,963,896
Lease incentive obligation	2,133,695	5,157	505,157
Total	$ 7,953,386	$ 7,579,624	$ 11,555,161